Analysis of changes in financing during the year, Subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of changes in financing during the year
Issue of ordinary shares		£ 17	£ 144
Issue of other equity instruments: Additional Tier 1 capital notes	£ 2,218
Net cash flows from financing activities	90	(2,570)	389
Subordinated Liabilities
Analysis of changes in financing during the year
At 1 January	9,979	10,535	12,722
Issue of subordinated liabilities	1,631	577
Redemption of subordinated liabilities	(3,502)	(1,108)	(2,258)
Interest on subordinated liabilities	(510)	(533)	(566)
Net cash flows from financing activities	(2,381)	(1,064)	(2,824)
Effects of foreign exchange	(234)	(315)	419
Changes in fair value of subordinated liabilities/MRELs	133	317	(243)
AT1 reclassification to subordinated liabilities	1,632
Loss on sale of MRELs and subordinated liabilities	324
Interest on subordinated liabilities/MRELs	509	506	461
At 31 December	9,962	9,979	10,535
MREL
Analysis of changes in financing during the year
At 1 January	19,249	16,821	9,202
Issuance of MRELs	1,309	3,640	6,996
Maturity/redemption of MRELs	(2)	(1,285)	(83)
Interest on MRELs	(671)	(428)	(237)
Net cash flows from financing activities	636	1,927	6,676
Effects of foreign exchange	(514)	(683)	587
Changes in fair value of subordinated liabilities/MRELs	829	539	(59)
Interest on subordinated liabilities/MRELs	673	645	415
At 31 December	£ 20,873	£ 19,249	£ 16,821